Related Party Transactions - Summary of Revenues and Associated Expenses (Detail) - Joint ventures where entity is venturer - Husky Midstream Limited Partnership - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenues from Construction and Management Services	$ 155	$ 160
Transportation Expenses	$ 278	$ 295